PARADIGM VALUE FUND (PVFAX)
Fund Facts					Fund Statistics
Objective:					(as of December 31, 2005)
The Fund seeks long-term capital appreciation.
Strategy:					Inception Date:	January 1, 2003
The Fund primarily invests in common stocks					Ticker:	PVFAX
of small U.S. companies whose market capitalizations fall within					Cusip:	69901E104
the range of $1.5 billion or less that the Adviser believes have the					Management Fees:	2.00%
potential for capital appreciation.					12b-1 Distribution Fees:	None
Investor Profile:					Sales Load:	None
The Fund may be suitable for investors seeking: 1) long-term					Redemption Fees:	None
growth of capital, 2) exposure to small-capitalization companies					Minimum Investment:	Regular Account: $5,000
Portfolio Management:						IRA Account: $1,000
John Walthausen, CFA, Senior Vice President of Paradigm Capital Management, Inc.,
has served as portfolio manager of the fund since inception. Mr. Walthausen searches					Minimum Subsequent Investment:	$100
for unusual value in small cap stocks and this fund is a showcase for his stock selection ability. As a result, his individual stock positions, or "best picks" may account for more than 5% of the portfolio. His stock selection ranges from small unknown companies, to deeply distressed turnaround situations, asset plays, companies with accelerating growth, or takeover candidates. He emphasizes detailed analysis of management, their strategy, as well as earnings and cash flow prospects.					Total # of holdings	67
					Net Assets ($millions)	$24.0
					NAV	$42.90

Sector Allocation					Top Ten Holdings
(Portfolio Holdings as of December 31, 2005)					(as of December 31, 2005)

Utilities	6%				Foster Wheeler Ltd.	6.4%
Technology	8%				Monro Muffler Brake, Inc.	3.5%
Producer Durables	14%				Interpool, Inc.	3.1%
Other Energy	7%				United Industrial Corporation	2.7%
Other	7%				Frontier Oil Corportion	2.6%
Materials & Processing	16%				Blair Corporation	2.4%
Integrated Oils	2%				Leap Wireless International, Inc.	2.4%
Healthcare	5%				Corn Products International	2.3%
Financial Services	10%				21st Century Insurance Group	2.3%
Consumer Staples	3%				Intergraph Corp.	2.3%
Consumer Discretionary	19%				% of Net Assets	29.9%
Auto & Transportation	3%
	100%

Sector allocations are based upon the Russell sector scheme and represent a % of the common stock held
Allocation is subject to change and may not be representative of current or future holdings				Holdings are subject to change and may not be representative of current or future holdings

	Performance Return Summary
	(A) Average Annual Returns and Performance for the periods ended December 31, 2005.
		4Q05 (B)	YTD	One Year	Since Inception (1/1/03)
	Paradigm Value Fund	3.25%	19.61%	19.61%	36.43%
	S&P 600 Index (C)	0.40%	7.70%	7.70%	22.39%
	Russell 2000® Value Index (D)	0.68%	4.71%	4.71%	23.34%

(A) Average annual return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) The S&P 600 index is a small capitalization benchmark index made up of 600 domestic stocks chosen for market size, liquidity and industry group representation whose composition is different from the Fund.

(D) The Russell 2000® Value Index is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks whose composition is different from the Fund.

Past Performance Does Not Guarantee Future Results. Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More
Or Less Than Their Original Cost. Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption
Of Fund Shares.

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be “undervalued” in the marketplace

(i.e., trading at prices below the company’s true worth).  If the Fund’s perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund’s return.  The fund invests in smaller companies (less than $1.5 billion market capitalization).  Smaller companies can be riskier investments than larger companies.

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.

Please contact Paradigm Capital Management, Inc. at 1-800-239-0732.  Please read it carefully before you invest or send money.  Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.

Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

PARADIGM SELECT FUND (PFSLX)

Fund Facts			Fund Statistics
Objective:			(as of December 31, 2005)
The Fund seeks long-term capital appreciation.
			Inception Date:		January 1, 2005
Strategy:			Ticker:		PFSLX
The Fund primarily invests in common stocks of U.S. companies whose market			Cusip:		69901E302
market capitalizations fall within the range of $500 million to $10 billion that the			Management Fees:		1.50%
Adviser believes have the potential for capital appreciation.			12b-1 Distribution Fees:		None
			Sales Load:		None
			Redemption Fees:		None
Investor Profile:			Minimum Investment:		Regular Account: $25,000
The Fund may be suitable for investors seeking: 1) long-term					IRA Account: $1,000
growth of capital, 2) exposure to mid-capitalization companies
			Minimum Subsequent Investment:		$100
Portfolio Management:			Total # of holdings		68
John Walthausen, CFA, Senior Vice President of Paradigm Capital Management, Inc.,			Net Assets ($millions)		$2.5
has served as portfolio manager of the fund since inception .			NAV		$22.33

Mr. Walthausen's focus is on more established small to midcap companies. He takes advantage of the unexciting. Investors generally spend too much time on the exciting companies and industries and neglect well managed companies which move forward steadily. Mr. Walthausen works with a group of consistent money makers to build a balanced, lower risk stock portfolio.

Sector Allocation			Top Ten Holdings
(Portfolio Holdings as of December 31, 2005)			(as of December 31, 2005)

Utilities	11%		Intergraph Corporation		2.0%
Technology	13%		United Industrial Corp.		2.0%
Producer Durables	10%		Eagle Materials		1.9%
Other Energy	5%		Flowers Food Inc.		1.9%
Other	3%		Jacobs Engineering Group, Inc.		1.9%
Materials & Processing	15%		Moneygram International, Inc.		1.9%
Integrated Oils	1%		NCI Building Corp		1.9%
Healthcare	7%		Payless Shoeshource Inc.		1.8%
Financial Services	7%		Commercial Metals Company		1.8%
Consumer Staples	8%		Memc Electronic Materials, Inc.		1.8%
Consumer Discretionary	17%		% of Net Assets		18.7%
Auto & Transportation	3%
	100%

Sector allocations are based upon the Russell sector scheme and represent a % of the common stock held
Allocation is subject to change and may not be representative of current or future holdings			Holdings are subject to change and may not be representative of current or future holdings

Performance Return Summary
(A) Total Return and Performance for the periods ended December 31, 2005.
		4Q05 (B)	One Year	Since Inception (1/1/05)
Paradigm Select Fund		0.23%	12.06%	12.06%
Russell 2000® Index (C)		1.15%	4.55%	4.55%

(A) Total return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8%
of the total market capitalization of the Russell 3000 Index.

Past Performance Does Not Guarantee Future Results. Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More
Or Less Than Their Original Cost. Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption
Of Fund Shares.

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be “undervalued” in the marketplace
(i.e., trading at prices below the company’s true worth). If the Fund’s perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund’s return. The fund invests in mid-capitalization companies. Mid-Capitalization companies can be riskier investments than larger companies.

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.
Please contact Paradigm Capital Management, Inc. at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.
Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

PARADIGM OPPORTUNITY FUND (PFOPX)

Fund Facts			Fund Statistics
Objective:			(as of December 31, 2005)
The Fund seeks long-term capital appreciation.
			Inception Date:		January 1, 2005
Strategy:			Ticker:		PFOPX
The Fund primarily invests in common stocks			Cusip:		69901E203
of U.S. companies whose market capitalizations fall within			Management Fees: (net of waiver)		1.50%
the range of $25 million to $2 billion that the Adviser believes have the			12b-1 Distribution Fees:		None
potential for capital appreciation.			Sales Load:		None
			Redemption Fees:		None
Investor Profile:			Minimum Investment:		Regular Account: $25,000
The Fund may be suitable for investors seeking: 1) long-term					IRA Account: $1,000
growth of capital, 2) exposure to small-capitalization companies
			Minimum Subsequent Investment:		$100
Portfolio Management:			Total # of holdings		35
Jason Ronovech, CFA, of Paradigm Capital Management, Inc, serves as portfolio			Net Assets ($millions)		$3.3
manager of the fund. The Fund takes an opportunistic approach identifying sectors			NAV		$21.33
with favorable growth prospects and selecting securities it believes are undervalued. The techniques include holding higher cash positions when opportunities are limited.

Sector Allocation			Top Ten Holdings
(Portfolio Holdings as of December 31, 2005)			(as of December 31, 2005)

Utilities	1%
Technology	29%		Epicor Software Corporation		4.1%
Producer Durables	8%		JB Hunt Transport Services, Inc.		3.4%
Other Energy	7%		First Horizon Pharmaceutical Corp.		3.4%
Other	0%		Perkin Elmer, Inc.		3.4%
Materials & Processing	8%		Viasat, Inc.		3.2%
Integrated Oils	0%		Orthorfix International NV		3.2%
Healthcare	16%		Parametric Technology		3.2%
Financial Services	11%		Petsmart Inc.		3.1%
Consumer Staples	2%		ElkCorp		3.1%
Consumer Discretionary	12%		Parlux Fragrances, Inc.		3.1%
Auto & Transportation	6%		% of Net Assets		33.0%
	100%

Sector allocations are based upon the Russell sector scheme and represent a % of the common stock held
Allocation is subject to change and may not be representative of current or future holdings			Holdings are subject to change and may not be representative of current or future holdings

Performance Return Summary
(A) Total Return and Performance for the periods ended December 31, 2005.
		4Q05 (B)	One Year	Since Inception (1/1/05)
Paradigm Opportunity Fund		2.58%	7.65%	7.65%
Russell 2000® Value Index (C)		0.68%	4.71%	4.71%

(A) Total return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) The Russell 2000® Value Index is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks whose composition is different from the Fund.

Past Performance Does Not Guarantee Future Results. Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More
Or Less Than Their Original Cost. Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption
Of Fund Shares.

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be “undervalued” in the marketplace
(i.e., trading at prices below the company’s true worth). If the Fund’s perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund’s return. The fund invests in smaller companies (less than $2 billion market capitalization). Smaller companies can be riskier investments than larger companies.

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.
Please contact Paradigm Capital Management, Inc. at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.
Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.